15. Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Nonfinancial Assets And Liabilities Details 2Abstract
Non-current employee long-term benefits	$ 229,279	$ 228,395